JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 97.0%

Australia - 9.9%
AGL Energy Ltd.	386	4,567
Ampol Ltd.	185	3,472
Ansell Ltd.	485	13,304
Aurizon Holdings Ltd.	3,801	12,122
Austal Ltd.	975	2,302
Beach Energy Ltd.	4,653	4,663
BHP Group Ltd.	1,127	29,680
Coca-Cola Amatil Ltd.	881	5,142
Coles Group Ltd.	1,070	13,878
CSL Ltd.	53	10,233
CSR Ltd.	2,184	5,444
Fortescue Metals Group Ltd.	760	9,466
IGO Ltd.	1,644	5,410
IOOF Holdings Ltd.(a)	470	1,525
JB Hi-Fi Ltd.(a)	232	7,586
Metcash Ltd.	1,883	3,631
Premier Investments Ltd.	124	1,475
Qantas Airways Ltd.	1,198	2,748
Rio Tinto plc	435	26,503

		163,151

Austria - 0.8%
ANDRITZ AG	142	4,758
BAWAG Group AG(b)	58	2,118
Wienerberger AG*	256	5,863

		12,739

Belgium - 1.3%
Ageas SA	337	12,600
bpost SA	245	1,596
D’ieteren SA/NV	84	4,549
KBC Group NV	60	3,399

		22,144

China - 0.6%
BOC Hong Kong Holdings Ltd.	3,687	10,280

Denmark - 2.1%
Carlsberg A/S, Class B	48	7,153
Novo Nordisk A/S, Class B	371	24,312
Scandinavian Tobacco Group A/S(b)	200	2,945

		34,410

Finland - 0.6%
Neste OYJ	97	4,464
Valmet OYJ	186	5,213

		9,677

France - 8.5%
Atos SE*	164	14,061
BNP Paribas SA*	92	3,718
Capgemini SE	57	7,370
Cie de Saint-Gobain*	204	7,545
Eiffage SA*	152	13,296
L’Oreal SA	10	3,322
LVMH Moet Hennessy Louis Vuitton SE	24	10,475
Peugeot SA*	757	12,175
Sanofi	269	28,278
Schneider Electric SE	200	22,954
Sopra Steria Group*	40	5,990
SPIE SA	350	5,700
TOTAL SE	103	3,881
Veolia Environnement SA	105	2,401

		141,166

Germany - 8.4%
Allianz SE (Registered)	118	24,469
Bayer AG (Registered)	71	4,700
DWS Group GmbH & Co. KGaA*(b)	131	4,906
Encavis AG(a)	279	4,395
Freenet AG	531	9,069
Fresenius Medical Care AG & Co. KGaA	85	7,446
Hannover Rueck SE	68	11,523
Hornbach Holding AG & Co. KGaA	62	5,962
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	72	19,041
RWE AG	343	12,938
SAP SE	85	13,352
Schaeffler AG (Preference)	1,310	9,556
Siemens AG (Registered)	89	11,337

		138,694

Hong Kong - 2.1%
AIA Group Ltd.	852	7,681
Power Assets Holdings Ltd.	1,705	9,495
VTech Holdings Ltd.	558	3,025
WH Group Ltd.(b)	7,227	6,433
Xinyi Glass Holdings Ltd.	5,866	8,606

		35,240

Ireland - 0.1%
Ryanair Holdings plc, ADR*	31	2,305

Israel - 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.*	2,816	2,809
Israel Discount Bank Ltd., Class A	337	1,035

		3,844

Italy - 1.2%
Enel SpA	1,355	12,414
GVS SpA*(b)	365	4,754
Prysmian SpA	127	3,253

		20,421

Japan - 23.0%
Advantest Corp.	150	8,201
Asahi Group Holdings Ltd.	84	2,745
Astellas Pharma, Inc.	664	10,360
Brother Industries Ltd.	391	6,087
Capcom Co. Ltd.	214	8,391
Fujitsu Ltd.	84	11,261
GMO internet, Inc.	88	2,541
Hikari Tsushin, Inc.	11	2,363
Hitachi Ltd.	241	7,231
Internet Initiative Japan, Inc.	95	3,387
ITOCHU Corp.	485	10,636
Iwatani Corp.	119	4,192

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Kaken Pharmaceutical Co. Ltd.	31	1,427
Kandenko Co. Ltd.	118	923
KDDI Corp.	432	13,743
Keyence Corp.	6	2,404
Kinden Corp.	242	3,745
Komeri Co. Ltd.	61	1,907
K’s Holdings Corp.	210	2,700
Kyudenko Corp.	86	2,435
Medipal Holdings Corp.	158	2,894
Meitec Corp.	49	2,267
Mitsubishi UFJ Financial Group, Inc.	3,319	12,435
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,011	4,292
MS&AD Insurance Group Holdings, Inc.	227	5,709
NEC Corp.	24	1,361
Nexon Co. Ltd.	348	8,948
Nihon Unisys Ltd.	224	6,769
Nippo Corp.	99	2,626
Nippon Telegraph & Telephone Corp.	424	9,844
Nomura Holdings, Inc.	1,924	9,057
Nomura Real Estate Holdings, Inc.	398	6,572
NTT DOCOMO, Inc.	358	9,842
Obayashi Corp.	742	6,628
Okinawa Electric Power Co., Inc. (The)	53	830
Ono Pharmaceutical Co. Ltd.	173	4,860
Open House Co. Ltd.	163	4,592
ORIX Corp.	652	7,047
Osaka Gas Co. Ltd.	82	1,513
Otsuka Corp.	101	5,276
Rengo Co. Ltd.	530	3,984
Rohto Pharmaceutical Co. Ltd.	30	911
Saizeriya Co. Ltd.	76	1,186
Sawai Pharmaceutical Co. Ltd.	48	2,266
SCSK Corp.	55	2,794
Sekisui House Ltd.	480	8,763
Seven Bank Ltd.	1,263	3,099
Shinsei Bank Ltd.	508	5,737
Shionogi & Co. Ltd.	155	9,191
Ship Healthcare Holdings, Inc.	37	1,597
Softbank Corp.	714	9,552
SoftBank Group Corp.	54	3,393
Sony Corp.	256	19,898
Sumitomo Mitsui Financial Group, Inc.	429	11,439
Sumitomo Mitsui Trust Holdings, Inc.	283	7,253
Teijin Ltd.	176	2,547
TIS, Inc.	342	7,313
Tokuyama Corp.	230	5,382
Tokyo Electron Ltd.	50	13,808
Tokyo Tatemono Co. Ltd.	511	5,460
Tokyu Fudosan Holdings Corp.	1,281	4,897
Toyota Motor Corp.	380	22,535
Toyota Tsusho Corp.	167	4,228
TS Tech Co. Ltd.	119	3,029
		380,303

Netherlands - 6.8%
ASM International NV	91	13,853
ASML Holding NV	34	12,064
BE Semiconductor Industries NV	81	3,613
Euronext NV(b)	135	15,601
EXOR NV	154	8,666
ING Groep NV	506	3,526
Koninklijke Ahold Delhaize NV	592	17,050
Randstad NV*	145	6,979
Royal Dutch Shell plc, Class B	518	7,271
Signify NV*(b)	256	7,689
Wolters Kluwer NV	214	16,823

		113,135

New Zealand - 0.3%
Spark New Zealand Ltd.	1,408	4,615

Norway - 1.2%
DNB ASA	657	10,091
Norwegian Finans Holding ASA*	552	4,126
Scatec Solar ASA(b)	291	5,074

		19,291

Portugal - 0.6%
Jeronimo Martins SGPS SA	587	9,845

Russia - 0.5%
Polymetal International plc	308	7,629

Singapore - 1.6%
DBS Group Holdings Ltd.	1,100	15,884
United Overseas Bank Ltd.	691	9,729

		25,613

South Africa - 1.1%
Anglo American plc	784	18,985

Spain - 1.0%
Endesa SA	576	16,442

Sweden - 3.5%
Betsson AB*	422	3,180
Getinge AB, Class B	361	8,730
Skandinaviska Enskilda Banken AB, Class A*	881	8,527
Skanska AB, Class B*	578	11,666
SKF AB, Class B	578	10,694
Swedish Match AB	194	14,984

		57,781

Switzerland - 9.6%
Adecco Group AG (Registered)	204	9,634
Galenica AG(b)	81	6,026
Julius Baer Group Ltd.	163	7,175
Nestle SA (Registered)	397	47,176
Novartis AG (Registered)	401	33,013
Roche Holding AG	119	41,372
Swisscom AG (Registered)	11	5,920
Swissquote Group Holding SA (Registered)	55	5,104
Zurich Insurance Group AG	11	4,181

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
		159,601

United Kingdom - 11.2%
3i Group plc	585	6,734
Ashtead Group plc	497	15,810
AstraZeneca plc	91	10,058
Avast plc(b)	2,049	15,363
BAE Systems plc	209	1,341
Balfour Beatty plc	1,508	4,732
Barratt Developments plc	899	5,972
Berkeley Group Holdings plc	168	9,723
British American Tobacco plc	174	5,756
CMC Markets plc(b)	301	1,265
Computacenter plc	183	4,719
Dialog Semiconductor plc*	300	14,046
Dunelm Group plc	547	8,780
GlaxoSmithKline plc	802	15,977
Howden Joinery Group plc	291	1,859
Inchcape plc	774	4,334
Legal & General Group plc	4,012	11,107
Next plc	113	7,944
Persimmon plc	97	3,042
Pets at Home Group plc	445	1,816
Redrow plc	653	3,648
Savills plc	83	814
Tate & Lyle plc	497	4,233
TP ICAP plc	327	1,412
Ultra Electronics Holdings plc	172	5,327
Unilever plc	313	18,640
Vistry Group plc	141	1,136

		185,588

United States - 0.8%
Ferguson plc	150	13,223

TOTAL COMMON STOCKS (Cost $1,507,555)		1,606,122

SHORT-TERM INVESTMENTS - 2.3%

INVESTMENT COMPANIES - 1.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(c)(d)(Cost $25,783)	25,767	25,787

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(c)(d)	8,008	8,011
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(c)(d)	4,338	4,338

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $12,348)		12,349

TOTAL SHORT-TERM INVESTMENTS (Cost $38,131)		38,136

Total Investments - 99.3% (Cost $1,545,686)		1,644,258
Other Assets Less Liabilities - 0.7%		11,491

Net Assets - 100.0%		1,655,749

Percentages indicated are based on net assets.

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	11.3%
Banks	6.8
Metals & Mining	5.9
Insurance	5.9
IT Services	4.2
Semiconductors & Semiconductor Equipment	4.0
Food Products	3.5
Capital Markets	3.2
Household Durables	3.2
Construction & Engineering	2.8
Trading Companies & Distributors	2.8
Wireless Telecommunication Services	2.8
Food & Staples Retailing	2.7
Electric Utilities	2.4
Professional Services	2.2
Automobiles	2.1
Electrical Equipment	2.1
Specialty Retail	2.0
Software	1.7
Oil, Gas & Consumable Fuels	1.7
Health Care Equipment & Supplies	1.6
Diversified Telecommunication Services	1.6
Tobacco	1.4
Personal Products	1.4
Real Estate Management & Development	1.4
Auto Components	1.3
Machinery	1.3
Diversified Financial Services	1.2
Multi-Utilities	1.2
Health Care Providers & Services	1.1
Entertainment	1.1
Others (each less than 1.0%)	9.8
Short-Term Investments	2.3

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SGPS	Holding company

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is approximately $11,747,000.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	198	09/2020	EUR	7,389	(65)
FTSE 100 Index	46	09/2020	GBP	3,532	(164)
TOPIX Index	26	09/2020	JPY	3,698	(97)

					(326)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$163,151	$–	$163,151
Austria	5,863	6,876	–	12,739
Belgium	–	22,144	–	22,144
China	–	10,280	–	10,280
Denmark	–	34,410	–	34,410
Finland	–	9,677	–	9,677
France	–	141,166	–	141,166
Germany	10,868	127,826	–	138,694
Hong Kong	–	35,240	–	35,240
Ireland	2,305	–	–	2,305
Israel	–	3,844	–	3,844
Italy	4,754	15,667	–	20,421
Japan	–	380,303	–	380,303
Netherlands	16,823	96,312	–	113,135
New Zealand	–	4,615	–	4,615
Norway	–	19,291	–	19,291
Portugal	–	9,845	–	9,845
Russia	–	7,629	–	7,629
Singapore	–	25,613	–	25,613
South Africa	–	18,985	–	18,985
Spain	–	16,442	–	16,442
Sweden	–	57,781	–	57,781
Switzerland	–	159,601	–	159,601
United Kingdom	1,265	184,323	–	185,588
United States	–	13,223	–	13,223
Total Common Stocks	41,878	1,564,244	–	1,606,122
Short-Term Investments
Investment Companies	25,787	–	–	25,787
Investment of cash collateral from securities loaned	12,349	–	–	12,349
Total Short-Term Investments	38,136	–	–	38,136
Total Investments in Securities	$80,014	$1,564,244	$–	$1,644,258

Depreciation in Other Financial Instruments
Futures Contracts	$(326)	$–	$–	$(326)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(a)(b)	$42,366	$521,883	$538,432	$(29)	$(1)	$25,787	25,767	$339	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	1,005	160,000	152,999	5	— (c)	8,011	8,008	91	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	966	181,838	178,466	—	—	4,338	4,338	37	—

Total	$44,337	$863,721	$869,897	$(24)	$(1)	$38,136		$467	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.
(c)	Amount rounds to less than one thousand.